Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2035	Dec. 31, 2034
Income Taxes [Line Items]
Percentage of subsidiary	100.00%
Federal income tax rate			20.00%
Net operating loss carryforwards (in Dollars)	$ 2,756,513
Percentage of taxable income limitation	80.00%
Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards (in Dollars)	$ 148,088
Forecast [Member]
Income Taxes [Line Items]
Net operating loss carryforwards (in Dollars)				$ 2,016,675	$ 739,838
YD Biopharma [Member]
Income Taxes [Line Items]
Federal income tax rate	20.00%	20.00%
USA [Member]
Income Taxes [Line Items]
Federal income tax rate	21.00%